Subsequent Events (Details)						1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 15, 2020 USD ($) shares	Mar. 25, 2020 $ / shares	Mar. 24, 2020 USD ($) $ / shares shares	Mar. 23, 2020 USD ($) $ / shares shares	Dec. 17, 2019	Mar. 31, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) $ / shares	Feb. 29, 2020 USD ($) $ / shares	Aug. 31, 2018 USD ($) $ / shares	Jan. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Aug. 31, 2019 $ / shares
Subsequent Event [Line Items]
Debt instrument, conversion original amount									$ 1,000,000
Conversion price | $ / shares										$ 12.20
Value for debt conversion							$ 200,000	$ 200,000
Warrants exercise price | $ / shares							$ 40	$ 40
Preferred stock, shares par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 40.00	$ 0.0001
Shares conversion ratio					0.025
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, conversion original amount						$ 1,047,000
Accrued default interest						$ 25,000
Share issued due to conversion of debt | shares						135,507
Conversion price | $ / shares						$ 9.20
Shares conversion ratio					0.025
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares par value | $ / shares		$ 0.0001
Shares conversion ratio		1
Subsequent Event [Member] | Amendment And Exchange Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, conversion original amount				$ 167,000
Share issued due to conversion of debt | shares				82,654
Conversion price | $ / shares				$ 9.20
Warrants issued due to conversion of debt | shares				162,950
Warrants exercise price | $ / shares				$ 10.17
Subsequent Event [Member] | Alpha Amendment And Exchange Agreements [Member]
Subsequent Event [Line Items]
Debt instrument, conversion original amount				$ 723,000
Share issued due to conversion of debt | shares				66,123
Agreed additional notes				$ 145,000
Warrants issued due to conversion of debt | shares				130,360
Subsequent Event [Member] | Osher Amendment And Exchange Agreements [Member]
Subsequent Event [Line Items]
Debt instrument, conversion original amount				$ 108,000
Share issued due to conversion of debt | shares				16,531
Agreed additional notes				$ 22,000
Warrants issued due to conversion of debt | shares				32,590
Subsequent Event [Member] | Exchange Agreement Cvi Investment Inc [Member]
Subsequent Event [Line Items]
Debt instrument, conversion original amount			$ 1,829,000
Share issued due to conversion of debt | shares			260,719
Conversion price | $ / shares			$ 9.20
Value for debt conversion	$ 1,829,000
Shares issued in exchange of debt | shares	198,756